FAIR VALUE DISCLOSURES, Changes in Fair Value for Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in fair value for financial assets [Abstract]
Equity securities at fair value		$ 167
Trading securities, net gains (losses)			$ (62)
Loans held for sale	$ 1,962	637	413
Capitalized mortgage loan servicing rights, net gains (losses)	(16,224)	(9,532)	(2,323)
Impairment charges recognized [Abstract]
Collateral dependent loans, carrying amount	9,100	3,400
Collateral dependent loans, valuation allowance	1,800	1,500
Additional provision for loan losses on impaired loans	700	1,300	1,300
Other real estate, carrying amount	100	60
Other real estate, valuation allowance	90	92	144	$ 123
Other real estate, additional charge	30	30	90
Securities [Member]
Changes in fair value for financial assets [Abstract]
Equity securities at fair value		167
Trading securities, net gains (losses)			(62)
Mortgage Loans [Member]
Changes in fair value for financial assets [Abstract]
Loans held for sale	1,962	637	413
Mortgage Loan Servicing, Net [Member]
Changes in fair value for financial assets [Abstract]
Capitalized mortgage loan servicing rights, net gains (losses)	$ (16,224)	$ (9,532)	$ (2,323)